RELATED PARTIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Share-based compensation	$ 11,527	$ 30,914	$ 31,283
Other compensation and benefits	3,988	4,433	6,752
Compensation and benefits to key management personnel	$ 15,515	$ 35,347	$ 38,035